Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 07, 2019
Entity Registrant Name	dei_EntityRegistrantName	Destra Investment Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001492374
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 08, 2019
Document Effective Date	dei_DocumentEffectiveDate	Aug. 07, 2019
Prospectus Date	rr_ProspectusDate	Aug. 07, 2019
Destra Granahan Small Cap Advantage Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DGASX
Destra Granahan Small Cap Advantage Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DGISX